Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Summary of Intangible Assets

		Other Intangible assets
	Goodwill	Capitalized software	Other intangible assets	Ongoing development costs	Total
Cost
At January 1, 2023	112,904	13,821	5,495	1,214	133,434
Additions	—	252	1,800	446	2,498
Reclassification	—	555	—	(555)	—
Exchange differences	5,309	698	322	54	6,383
At December 31, 2023	118,213	15,326	7,617	1,159	142,315
Additions	—	—	1,087	966	2,053
Reclassification	—	782	—	(782)	—
Exchange differences	(10,972)	(1,435)	(687)	(130)	(13,224)
At December 31, 2024	107,241	14,673	8,017	1,213	131,144
Accumulated amortization
At January 1, 2023	—	(3,592)	(2,154)	—	(5,746)
Amortization charge	—	(4,040)	(1,305)	—	(5,345)
Impairment	—	(336)	—	—	(336)
Exchange differences	—	(389)	(173)	—	(562)
At December 31, 2023	—	(8,357)	(3,632)	—	(11,989)
Amortization charge	—	(2,493)	(1,598)	—	(4,091)
Impairment	—	(106)	—	—	(106)
Exchange differences	—	873	377	—	1,250
At December 31, 2024	—	(10,083)	(4,853)	—	(14,936)
Cost, net accumulated amortization
At December 31, 2023	118,213	6,969	3,985	1,159	130,326
At December 31, 2024	107,241	4,590	3,164	1,213	116,208